Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations (Details 3) (Single-Employer Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Jan. 01, 2012
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets, beginning of period			$ 101,660
Actual return on plan assets
Fair value of plan assets, end of period	133,883	123,039	101,660
Expected future benefit payments
2015	5,373
2016	5,750
2017	6,076
2018	6,431
2019	6,948
2020-2024	41,621
Significant Unobservable Inputs (Level 3)
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets, beginning of period	493		517
Actual return on plan assets
Assets held at end of year	(16)	(12)
Purchase, sales and settlements	(32)	(12)
Fair value of plan assets, end of period	$ 445	$ 493	$ 517